CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE LOSS
NET REVENUES	$ 2,350	$ 483	$ 4,795	$ 483
COST OF REVENUES	725	272	1,655	272
GROSS PROFIT	1,625	211	3,140	211
RESEARCH AND DEVELOPMENT EXPENSES, net	6,044	8,434	12,460	16,571
SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES	3,123	3,376	6,293	3,981
GENERAL AND ADMINISTRATIVE EXPENSES	2,015	1,940	3,939	3,255
OTHER EXPENSES				45
OPERATING LOSS	9,557	13,539	19,552	23,641
FINANCIAL INCOME	156	2,523	239	4,078
FINANCIAL EXPENSES	1,717	7	1,740	56
FINANCIAL INCOME (EXPENSES), net	(1,561)	2,516	(1,501)	4,022
LOSS AND COMPREHENSIVE LOSS FOR THE PERIOD	$ 11,118	$ 11,023	$ 21,053	$ 19,619
LOSS PER ORDINARY SHARE (U.S. dollars):
Basic and diluted	$ 0.05	$ 0.06	$ 0.10	$ 0.11
WEIGHTED AVERAGE OF ORDINARY SHARES (in thousands)	213,439	171,640	213,316	170,640